Schedule of Maturities Of Lease Liabilities (Details) - Scienture Inc [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
2024		$ 29,017
2025		29,887
2026		17,823
Total lease payments		76,727
Less: Imputed interest		12,430
Total	$ 61,886	$ 64,297